UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
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             Date of reporting period: July 1, 2019 - June 30, 2020
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: APR 30, 2020   Meeting Type: Annual
Record Date:  MAR 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Approve Omnibus Stock Plan              For       Against      Management


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VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: APR 29, 2020   Meeting Type: Annual
Record Date:  MAR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Declassify the Board of Directors       For       For          Management
2.1   Elect Director Hilary E. Ackermann      For       For          Management
2.2   Elect Director Arcilia C. Acosta        For       For          Management
2.3   Elect Director Gavin R. Baiera          For       For          Management
2.4   Elect Director Paul M. Barbas           For       For          Management
2.5   Elect Director Lisa Crutchfield         For       For          Management
2.6   Elect Director Brian K. Ferraioli       For       For          Management
2.7   Elect Director Scott B. Helm            For       For          Management
2.8   Elect Director Jeff D. Hunter           For       For          Management
2.9   Elect Director Curtis A. Morgan         For       For          Management
2.10  Elect Director John R. (JR) Sult        For       For          Management
3.1   Elect Director Gavin R. Baiera          For       For          Management
3.2   Elect Director Scott B. Helm            For       For          Management
3.3   Elect Director Curtis A. Morgan         For       For          Management
3.4   Elect Director John R. (JR) Sult        For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
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By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       August 10, 2020
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* Print the name and title of each signing officer under his or her signature.